Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The amended prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 100,000.00
Final Prospectus	true